RELATED PARTY TRANSACTIONS (Details) (10-Q) (USD $)	9 Months Ended		12 Months Ended		3 Months Ended			1 Months Ended	3 Months Ended		9 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended		9 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Convertible Subordinated Debt [Member] First Issuance 10 cents per share [Member] January 2012 [Member]	Mar. 31, 2012 Convertible Subordinated Debt [Member] Second Issuance at 0.15 per share [Member] January 2012 [Member]	Sep. 30, 2013 Promissory Note [Member]	Jan. 31, 2012 Director - Baruch Halpern [Member]	Sep. 30, 2013 Director - Baruch Halpern [Member]	Sep. 30, 2012 Director - Baruch Halpern [Member]	Sep. 30, 2013 Director - Baruch Halpern [Member]	Sep. 30, 2012 Director - Baruch Halpern [Member]	Dec. 31, 2012 Director - Baruch Halpern [Member]	Jan. 31, 2012 Director - Baruch Halpern [Member] Convertible Subordinated Debt [Member]	Dec. 31, 2011 Director - Baruch Halpern [Member] Convertible Subordinated Debt [Member]	Apr. 30, 2013 Director - Baruch Halpern [Member] Promissory Note [Member]	Apr. 30, 2013 CEO and Director [Member]	Jan. 31, 2012 CEO and Director [Member]	Jan. 31, 2012 Other Officers and Directors [Member]	Sep. 30, 2013 Other Officers and Directors [Member]	Mar. 31, 2013 Other Officers and Directors [Member]	Sep. 30, 2013 Other Officers and Directors [Member]	Sep. 30, 2012 Other Officers and Directors [Member]	Mar. 31, 2012 HC and Halpern Entities [Member]	Dec. 31, 2012 HC and Halpern Entities [Member]	Dec. 31, 2011 HC and Halpern Entities [Member]	Mar. 31, 2012 HC and Halpern Entities [Member] January 2012 [Member]	Sep. 30, 2013 Minimum [Member] Director - Baruch Halpern [Member]	Dec. 31, 2012 Minimum [Member] Director - Baruch Halpern [Member]	Sep. 30, 2013 Maximum [Member] Director - Baruch Halpern [Member]	Dec. 31, 2012 Maximum [Member] Director - Baruch Halpern [Member]
Related Party Transaction [Line Items]
Obligated success fees (in hundredths)																												2.50%	2.50%	5.00%	5.00%
Additional consideration paid on certain transactions (in hundredths)																												2.50%	2.50%	5.00%	5.00%
Payment of fees																											$ 100,000
Number of shares under warrant (in shares)				22,766	3,563	750
Exercise price per warrant (in dollars per share)					$ 20.00	$ 30.00
Warrants issued (in shares)								25,833												204
Weighted average exercise price per warrant (in dollars per share)								$ 20.00						$ 24.00	$ 16.00
Warrants granted in period, change in fair value								100,000
Due to related parties									2,600,000		2,600,000		2,600,000
Accrued interest									100,000	100,000	200,000	200,000
Proceeds from related parties										100,000		100,000
Principal amount promissory note							100,000									100,000
Stated annual interest rate (in hundredths)																10.00%
Payments to HC relevant to HC's class 6 general unsecured creditor claim																								400,000	256,000	754,000
Repayments of notes	12,288,000	9,010,000	12,610,000	8,818,000
Proceeds from issuance of subordinated long-term debt																	25,000	50,000	100,000
Interest paid	$ 1,785,000	$ 1,162,000	$ 1,651,000	$ 1,551,000					$ 100,000	$ 100,000	$ 100,000	$ 200,000							$ 100,000		$ 1,000	$ 1,000	$ 2,000
Issue of shares of common stock (in shares)																				82